Consolidated statements of changes in equity - EUR (€) € in Millions	Total	Issued capital [member]	Share premium [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Reserve of cash flow hedges [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Balance as of January 1 at Dec. 31, 2020	€ 11,901	€ 182	€ 4,400	€ (305)	€ 23	€ (58)	€ 7,828	€ (199)	€ 11,870	€ 31
Total comprehensive income (loss)	4,527			(39)	(48)	1,175	3,432		4,520	7
Dividend distributed	484	(1)	(290)				773		482	2
Minority Buy-out	0									0
Transfer of result on disposal of equity investments at FVTOCI to retained earnings	0						0		0
Purchase of treasury shares	757						0	758	757
Re-issuance of treasury shares	11	0	(150)				18	143	11
Forward contracts	(821)						48	(869)	(821)
Share call options	(9)						12	(21)	(9)
Cancellation of treasury shares		(7)					(1,221)	1,228
Share-based compensation plans	110		110						110
Income tax share-based compensation plans	4		4						4
Balance as of December 31 at Dec. 31, 2021	14,475	177	4,646	(344)	(25)	1,117	9,344	(476)	14,438	36
Total comprehensive income (loss)	(782)			(32)	23	749	(1,527)		(786)	4
Dividend distributed	418	(3)	(326)				741		412	6
Minority Buy-out	0									0
Transfer of result on disposal of equity investments at FVTOCI to retained earnings	0			(1)			1		0
Purchase of treasury shares	24						0	24	24
Re-issuance of treasury shares	7		(43)				(28)	77	7
Forward contracts	(64)						76	(140)	(64)
Share call options	(6)						5	(12)	(6)
Cancellation of treasury shares		(2)					(298)	299
Share-based compensation plans	95		95						95
Income tax share-based compensation plans	(1)		(1)						(1)
Balance as of December 31 at Dec. 31, 2022	13,283	178	5,025	(376)	(2)	1,866	6,832	(275)	13,249	34
Total comprehensive income (loss)	(1,100)			(17)	8	(604)	(488)		(1,101)	1
Dividend distributed	70	(8)	(741)				816		68	3
Transfer of result on disposal of equity investments at FVTOCI to retained earnings	0			4			(4)		0
Purchase of treasury shares	0						0		0
Re-issuance of treasury shares	0		(29)				(24)	54	0
Forward contracts	(143)						465	(608)	(143)
Share call options	0								0
Cancellation of treasury shares	566	(3)					(563)	566
Share-based compensation plans	88		88						88
Income tax share-based compensation plans	(2)		(2)						(2)
Balance as of December 31 at Dec. 31, 2023	€ 12,061	€ 183	€ 5,827	€ (390)	€ 6	€ 1,263	€ 5,402	€ (262)	€ 12,028	€ 33